Exploration and evaluation of oil and gas reserves	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Exploration and evaluation of oil and gas reserves

20.	Exploration and evaluation of oil and gas reserves

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	Jan-Jun/2024	Jan-Jun/2023
Property plant and equipment
Opening Balance	1,512	1,876
Additions	184	158
Write-offs	(25)	(1)
Transfers	-	(44)
Translation adjustment	(198)	155
Closing Balance	1,473	2,144
Intangible assets
Opening Balance	2,313	2,406
Additions	−	147
Write-offs	−	(36)
Transfers	−	(31)
Translation adjustment	(299)	227
Closing Balance	2,014	2,713
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,487	4,857
(1)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(193)	(317)	(111)	(192)
Exploration expenditures written off (includes dry wells and signature bonuses)	(105)	(38)	(55)	(6)
Contractual penalties on local content requirements	(4)	7	(2)	7
Other exploration expenses	(7)	-	(5)	-
Total expenses	(309)	(348)	(173)	(191)
Cash used in:
Operating activities	200	317	116	192
Investment activities	271	306	144	241
Total cash used	471	623	260	433